EMPLOYEE BENEFIT PLANS	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
EMPLOYEE BENEFIT PLANS

NOTE 7—EMPLOYEE BENEFIT PLANS

Pension Plans

On May 15, 2016, the Company, through an indirect, wholly-owned subsidiary, acquired 100% of the outstanding equity of Collington Services, LLC (“Collington”) from C&S Wholesale Grocers, Inc. (“C&S”) for nominal cash consideration and the assumption of certain liabilities, primarily related to employee compensation and benefits of the workforce acquired. Prior to the acquisition, C&S, through its wholly-owned subsidiary, Collington, managed and operated the Company’s distribution center located in Upper Marlboro, Maryland. By purchasing the equity of Collington, the Company settled a pre-existing reimbursement arrangement under the previous supply agreement relating to the pension plan in which Collington employees participate. Consequently, the Company, through its newly acquired subsidiary, Collington, assumed primary liability for the Collington employees participating in the pension plan. Prior to the acquisition of Collington, the pension plan was a multiple-employer plan, with Safeway Inc. (“Safeway”), a wholly-owned subsidiary of the Company, and C&S being the respective employers. The Safeway portion of the plan was accounted for as a multiemployer plan, with the C&S portion being accounted for by the Company through the previous supply agreement. Also, contemporaneously with the acquisition of Collington, the Company negotiated a new supply agreement with C&S and negotiated concessions directly from the unions representing the Collington employees at the distribution center. The acquisition of Collington resulted in a charge of approximately $78.9 million to net pension expense during the 16 weeks ended June 18, 2016. Upon the assumption of the C&S portion of the pension plan through the equity acquisition, the multiple-employer pension plan was accounted for as a single employer plan. The plan assets were combined with the assets in Safeway’s defined benefit pension plan (the “Safeway Plan”) under a master trust arrangement prior to this transaction, and on December 30, 2016, this plan and the Safeway Plan were formally merged.

The Company also contributes to various multiemployer pension plans based on obligations arising from most of its collective bargaining agreements. These plans provide retirement benefits to participants based on their service to contributing employers. The Company recognizes expense in connection with these plans as contributions are funded.

Other Post-Retirement Benefits

In connection with the Collington transaction, the Company negotiated with the respective unions a new unfunded post-retirement obligation with a projected benefit obligation of approximately $15.5 million, recorded through Other comprehensive income (loss) as prior service cost during the first quarter of 2016.

The following tables provide the components of net pension and post-retirement expense (in millions):

	40 weeks ended
	Pension		Other post-retirement benefits
	December 2, 2017	December 3, 2016	December 2, 2017	December 3, 2016
Estimated return on plan assets	$(92.0)	$(92.1)	$—	$—
Service cost	38.3	37.7	0.8	0.2
Interest cost	67.9	64.3	0.7	0.6
Amortization of prior service cost	0.1	—	2.8	1.7
Amortization of unrecognized loss	0.3	—	—	—
Collington acquisition	—	78.9	—	—

Net expense	$14.6	$88.8	$4.3	$2.5

The Company contributed $19.8 million and $9.5 million to its defined benefit pension plans and post-retirement benefit plans during the 40 weeks ended December 2, 2017 and December 3, 2016, respectively. For the remainder of fiscal 2017, the Company currently anticipates contributing an additional $2.1 million to these plans.

Defined Contribution Plans and Supplemental Retirement Plans

Many of the Company’s employees are eligible to contribute a percentage of their compensation to defined contribution plans (“401(k) Plans”). Participants in the 401(k) Plans may become eligible to receive a profit-sharing allocation in the form of a discretionary Company contribution based on employee compensation. In addition, the Company may also provide matching contributions based on the amount of eligible compensation contributed by the employee. All Company contributions to the 401(k) Plans are made at the discretion of the Company’s Board of Managers. For the 40 weeks ended December 2, 2017 and December 3, 2016, total contributions expensed were $32.6 million and $30.6 million, respectively.

NOTE 11—EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS

Pension Plans

The Company sponsors a defined benefit pension plan (the “Shaw’s Plan”) covering union employees under the Shaw’s banner. The Company also sponsors a defined benefit pension plan (the “Safeway Plan”) for substantially all of its employees under the Safeway banners not participating in multiemployer pension plans. Effective April 1, 2015, the Company implemented a soft freeze of the Safeway Plan. A soft freeze means that all existing employees as of March 31, 2015 currently participating will remain in the Safeway Plan but any new eligible employees hired after that date will no longer be part of the Safeway Plan but instead will be offered retirement benefits under an enhanced 401(k) program. The Company also sponsors a frozen plan covering certain employees under the United banners and a Retirement Restoration Plan that provides death benefits and supplemental income payments for certain senior executives after retirement. The Retirement Restoration Plan is unfunded.

On May 15, 2016, the Company, through an indirect, wholly-owned subsidiary, acquired 100% of the outstanding equity of Collington Services, LLC (“Collington”) from C&S Wholesale Grocers, Inc. (“C&S”) for nominal cash consideration and the assumption of certain liabilities, primarily related to employee compensation and benefits of the workforce acquired. Prior to the acquisition, C&S, through its wholly-owned subsidiary, Collington, managed and operated the Company’s distribution center located in Upper Marlboro, Maryland. By purchasing the equity of Collington, the Company settled a pre-existing reimbursement arrangement under the previous supply agreement relating to the pension plan in which Collington employees participate. Consequently, the Company, through its newly acquired subsidiary, Collington, assumed primary liability for the Collington employees participating in the pension plan. Prior to the acquisition of Collington, the pension plan was a multiple employer plan, with Safeway and C&S being the respective employers. The Safeway portion of the plan was accounted for as a multiemployer plan, with the C&S portion being accounted for by the Company through the previous supply agreement. Also, contemporaneously with the acquisition of Collington, the Company negotiated a new supply agreement with C&S and negotiated concessions directly from the unions representing the Collington employees at the distribution center. The acquisition of Collington resulted in a charge of approximately $78.9 million to net pension expense during the first quarter of fiscal 2016. Upon the assumption of the C&S portion of the pension plan through the equity acquisition, the multiple-employer pension plan will be accounted for as a single employer plan.

The plan assets were commingled with the assets in the Safeway Plan under a master trust arrangement prior to this transaction and on December 30, 2016 this plan and the Safeway Plan were formally merged.

Other Post-Retirement Benefits

In addition to the Company’s pension plans, the Company provides post-retirement medical and life insurance benefits to certain employees. Retirees share a portion of the cost of the post-retirement medical plans. The Company pays all the cost of the life insurance plans. The plans are unfunded.

Additionally, in connection with the Collington transaction, the Company negotiated with the respective unions a new unfunded post-retirement obligation with a projected benefit obligation of approximately $15.5 million, recorded through Other comprehensive income (loss) as prior service cost during the first quarter of fiscal 2016.

As of February 27, 2016, the Company changed the method used to estimate the service and interest rate components of net periodic benefit cost for its defined benefit pension plans and other post-retirement benefit plans. Historically, the service and interest rate components were estimated using a single weighted average discount rate derived from the yield curve used to measure the benefit obligation at the beginning on the period. The Company has elected to use a full yield curve approach in the estimation of service and interest cost components of net pension and other post-retirement benefit plan expense by applying the specific spot rates along the yield curve used in the determination of the projected benefit obligation to the relevant projected cash flows. The Company made this change to improve the correlation between projected benefit cash flows and the corresponding yield curve spot rates and to provide a more precise measurement of service and interest costs. This change does not affect the measurement and calculation of the Company’s total benefit obligations. The Company has accounted for this change as a change in estimate that is inseparable from a change in accounting principle and accounted for it prospectively beginning in the first quarter of fiscal 2016. This change did not have a material impact on the Company’s fiscal 2016 net pension expense.

The following table provides a reconciliation of the changes in the retirement plans’ benefit obligation and fair value of assets over the two-year period ended February 25, 2017 and a statement of funded status as of February 25, 2017 and February 27, 2016 (in millions):

	Pension		Other Post-Retirement Benefits
	February 25, 2017	February 27, 2016	February 25, 2017	February 27, 2016
Change in projected benefit obligation:
Beginning balance	$2,431.8	$2,724.8	$16.7	$19.0
Collington acquisition	222.3	—	15.5	—
Service cost	49.3	56.7	0.2	—
Interest cost	87.6	104.0	0.9	0.6
Actuarial loss (gain)	22.1	(173.3)	—	(1.3)
Plan participant contributions	—	—	0.7	0.9
Benefit payments	(200.1)	(280.4)	(2.8)	(2.5)

Ending balance	$2,613.0	$2,431.8	$31.2	$16.7

Change in fair value of plan assets:
Beginning balance	$1,717.5	$2,144.1	$—	$—
Collington acquisition	143.4	—		—
Actual return on plan assets	264.6	(152.0)	—	—
Employer contributions	9.4	5.8	2.1	1.6
Plan participant contributions	—	—	0.7	0.9
Benefit payments	(200.1)	(280.4)	(2.8)	(2.5)

Ending balance	$1,934.8	$1,717.5	$—	$—

Components of net amount recognized in financial position:
Other current liabilities	$(6.0)	$(5.7)	$(1.8)	$(1.8)
Other long-term liabilities	(672.2)	(708.6)	(29.4)	(14.9)

Funded status	$(678.2)	$(714.3)	$(31.2)	$(16.7)

Amounts recognized in Accumulated other comprehensive income (loss) consisted of the following (in millions):

	Pension		Other Post-Retirement Benefits
	Fiscal 2016	Fiscal 2015	Fiscal 2016	Fiscal 2015
Net actuarial gain	$(142.8)	$(24.6)	$(1.6)	$(1.6)
Prior service cost	0.4	0.3	13.0	—

	$(142.4)	$(24.3)	$11.4	$(1.6)

Information for the Company’s pension plans, all of which have an accumulated benefit obligation in excess of plan assets as of February 25, 2017 and February 27, 2016, is shown below (in millions):

	February 25, 2017	February 27, 2016
Projected benefit obligation	$2,613.0	$2,431.8
Accumulated benefit obligation	2,572.0	2,368.9
Fair value of plan assets	1,934.8	1,717.5

The following table provides the components of net expense for the retirement plans and other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) (in millions):

	Pension		Other Post-Retirement Benefits
	Fiscal 2016	Fiscal 2015	Fiscal 2016	Fiscal 2015
Components of net expense:
Estimated return on plan assets	$(123.9)	$(143.2)	$—	$—
Service cost	49.3	56.7	0.2	—
Interest cost	87.6	104.0	0.9	0.6
Amortization of prior service cost	—	—	2.5	—
Amortization of net actuarial gain	—	0.1	—	—
Collington acquisition	78.9	—	—	—
Settlement gain	—	(4.1)	—	—

Net expense	91.9	13.5	3.6	0.6
Changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial (gain) loss	(118.5)	121.5	—	(1.3)
Recognition of net actuarial gain	—	4.0	—	—
Prior service cost	0.2	0.3	15.5	—
Recognition of prior service cost	—	—	(2.5)	—

Total recognized in Other comprehensive income (loss)	(118.3)	125.8	13.0	(1.3)

Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$(26.4)	$139.3	$16.6	$(0.7)

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. When the accumulation of actuarial gains and losses exceeds 10% of the greater of the projected benefit obligation and the fair value of plan assets, the excess is amortized over the average remaining service period of active participants. No significant prior service costs or estimated net actuarial gain or loss is expected to be amortized from Other comprehensive income (loss) into periodic benefit cost during fiscal 2017.

Assumptions

The weighted average actuarial assumptions used to determine year-end projected benefit obligations for pension plans were as follows:

	February 25, 2017	February 27, 2016
Discount rate	4.21%	4.25%
Rate of compensation increase	2.88%	3.31%

The weighted average actuarial assumptions used to determine net periodic benefit costs for pension plans were as follows:

	February 25, 2017	February 27, 2016
Discount rate	4.25%	3.92%
Expected return on plan assets:	6.96%	6.96%

On February 27, 2016, the Company adopted the new MP-2015 projection scale to the RP-2014 mortality table to be applied on a generational basis for calculating the Company’s 2015 year-end benefit plan obligations. The tables assume an improvement in life expectancy in the future but at a slower rate than the MP-2014 projection scale to the RP-2014 mortality table used for calculating the Company’s 2014 year-end benefit plan obligations and 2015 expense. Similarly, on February 25, 2017, the Company adopted the new MP-2016 projection scale which assumes an improvement in life expectancy at a slower rate than the MP-2015 projection scale. The change to the mortality table projection scale results in a decrease to the Company’s current year benefit obligation and future expenses.

The Company has adopted and implemented an investment policy for the defined benefit pension plans that incorporates a strategic long-term asset allocation mix designed to meet the Company’s long-term pension requirements. This asset allocation policy is reviewed annually and, on a regular basis, actual allocations are rebalanced to the prevailing targets. The following table summarizes actual allocations for the Safeway Plan which had $1.7 billion in plan assets as of February 25, 2017:

		Plan Assets
Asset category	Target	February 25, 2017	February 27, 2016
Equity	65%	63.1%	60.5%
Fixed income	35%	36.2%	39.4%
Cash and other	—	0.7%	0.1%

Total	100%	100.0%	100.0%

The following table summarizes the actual allocations for the Shaw’s Plan which had approximately $227 million in plan assets as of February 25, 2017:

		Plan Assets
Asset category	Target	February 25, 2017	February 27, 2016
Equity	65%	66.7%	62.9%
Fixed income	35%	33.3%	37.1%
Cash and other	—	—%	—%

Total	100%	100.0%	100.0%

The target market value of equity securities for the United Plan is 50% of plan assets. If the equity percentage exceeds 60% or drops below 40%, the asset allocation is adjusted to target. The following table summarizes the actual allocations for the United Plan which had approximately $50 million in plan assets as of February 25, 2017:

		Plan Assets
Asset category	Target	February 25, 2017	February 27, 2016
Equity	50%	51.0%	56.1%
Fixed income	50%	31.0%	34.5%
Cash and other	—	18.0%	9.4%

Total	100%	100.0%	100.0%

The investment policy also emphasizes the following key objectives: (1) maintaining a diversified portfolio among asset classes and investment styles; (2) maintaining an acceptable level of risk in pursuit of long-term economic benefit; (3) maximizing the opportunity for value-added returns from active investment management while establishing investment guidelines and monitoring procedures for each investment manager to ensure the characteristics of the portfolio are consistent with the original investment mandate; and (4) maintaining adequate controls over administrative costs.

Expected return on pension plan assets is based on historical experience of the Company’s portfolios and the review of projected returns by asset class on broad, publicly traded equity and fixed-income indices, as well as target asset allocation. The Company’s target asset allocation mix is designed to meet the Company’s long-term pension requirements.

Pension Plan Assets

The fair value of the Company’s pension plan assets as of February 25, 2017, excluding pending transactions of $75.1 million payable to intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category:	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents(1)	$13.4	$11.4	$2.0	$—	$—
Short-term investment collective trust(2)	43.7	—	43.7	—	—
Common and preferred stock:(3)
Domestic common and preferred stock	307.1	307.1	—	—	—
International common stock	66.2	66.2	—	—	—
Collective trust funds(2)	757.3	—	—	—	757.3
Corporate bonds(4)	146.3	—	146.3	—	—
Mortgage- and other asset-backed securities(5)	60.4	—	60.4	—	—
Mutual funds(6)	184.9	166.4	18.5	—	—
U.S. government securities(7)	363.2	—	363.2	—	—
Other securities(8)	67.4	0.1	33.4	—	33.9

Total	$2,009.9	$551.2	$667.5	$—	$791.2

(1)	The carrying value of these items approximates fair value.
(2)	These investments are valued based on the NAV of the underlying investments and are provided by the fund issuers. Funds meeting the practical expedient related to the adoption of ASU 2015-07 are included in the Assets Measured at NAV column.
(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for preferred stock, an industry standard valuation model is used which maximizes observable inputs.
(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model which maximizes observable inputs.
(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for comparable securities, the fair value is based upon an industry model which maximizes observable inputs.
(6)	These investments are publicly traded investments which are valued using the NAV. The NAV of the mutual funds is a quoted price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share basis.
(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model that maximizes observable inputs.
(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient related to the adoption of ASU 2015-07 are included in the Assets Measured at NAV column. Non-exchange-traded derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

The fair value of the Company’s pension plan assets as of February 27, 2016, excluding pending transactions of $56.2 million payable to intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category:	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents(1)	$16.2	$13.2	$3.0	$—	$—
Short-term investment collective trust(2)	24.8	—	24.8	—	—
Common and preferred stock:(3)
Domestic common and preferred stock	274.8	274.8	—	—	—
International common stock	55.4	55.4	—	—	—
Collective trust funds(2)	658.3	—	—	—	658.3
Corporate bonds(4)	146.7	—	146.7	—	—
Mortgage- and other asset-backed securities(5)	57.5	—	57.5	—	—
Mutual funds(6)	141.3	125.5	15.8	—	—
U.S. government securities(7)	344.1	—	344.1	—	—
Other securities(8)	54.6	—	35.7	—	18.9

Total	$1,773.7	$468.9	$627.6	$—	$677.2

(1)	The carrying value of these items approximates fair value.
(2)	These investments are valued based on the NAV of the underlying investments and are provided by the fund issuers. Funds meeting the practical expedient related to the adoption of ASU 2015-07 are included in the Assets Measured at NAV column.
(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for preferred stock, an industry standard valuation model is used which maximizes observable inputs.
(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model which maximizes observable inputs.
(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for comparable securities, the fair value is based upon an industry model which maximizes observable inputs.
(6)	These investments are publicly traded investments which are valued using the NAV. The NAV of the mutual funds is a quoted price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share basis.
(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model that maximizes observable inputs.
(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities are exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives; assets and liabilities. Funds meeting the practical expedient related to the adoption of ASU 2015-07 are included in the Assets Measured at NAV column. Non-exchange-traded derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

Contributions

In fiscal 2016 and 2015, the Company contributed $11.5 million and $7.4 million, respectively, to its pension and post-retirement plans. In the fourth quarter of fiscal 2014, the Company contributed $260.0 million to the Safeway Plan under a settlement with the Pension Benefit Guaranty Corporation in connection with the Safeway acquisition closing. The Company expects to contribute approximately $21.9 million to its pension and post-retirement plans in fiscal 2017. The Company’s funding policy for the defined benefit pension plan is to contribute the minimum contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws as determined by the Company’s external actuarial consultant. At the Company’s discretion, additional funds may be contributed to the defined benefit pension plans. The Company will recognize contributions in accordance with applicable regulations, with consideration given to recognition for the earliest plan year permitted.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (in millions):

	Pension Benefits	Other Benefits
2017	$149.8	$1.8
2018	164.4	1.8
2019	165.7	1.7
2020	167.7	1.6
2021	168.7	1.5
2022 – 2026	840.9	5.9

Multiemployer Pension Plans

The Company contributes to various multiemployer pension plans. These multiemployer plans generally provide retirement benefits to participants based on their service to contributing employers. The benefits are paid from assets held in trust for that purpose. Plan trustees typically are responsible for determining the level of benefits to be provided to participants as well as the investment of the assets and plan administration. Expense is recognized in connection with these plans as contributions are funded.

The risks of participating in these multiemployer plans are different from the risks associated with single-employer plans in the following respects:

•	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•	If the Company chooses to stop participating in some multiemployer plans, or makes market exits or store closures or otherwise has participation in the plan fall below certain levels, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability. The Company records the actuarially determined estimated liability at an undiscounted amount.

The Company’s participation in these plans is outlined in the table below. The EIN-Pension Plan Number column provides the Employer Identification Number (“EIN”) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act zone status (“PPA”) available for fiscal 2016 and 2015 is for the plan’s year ending at December 31, 2015, and December 31, 2014, respectively. The zone status is based on information received from the plans and is certified by each plan’s actuary. The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented by the plan trustees.

Certain plans have been aggregated in the Other funds line in the following table, as the contributions to each of these plans are not individually material. None of the Company’s collective bargaining agreements require that a minimum contribution be made to these plans.

As a part of the Safeway acquisition, the Company assumed withdrawal liabilities related to Safeway’s previous closure of its Dominick’s division. The respective pension plans have asserted that the Company may become obligated to pay an estimated maximum withdrawal liability of approximately $510.0 million if one of the pension plans, the UFCW & Employers Midwest Pension Fund (the “UFCW Midwest Plan”), were to experience a mass withdrawal. A mass withdrawal would require monthly installment payments to be made by the Company in perpetuity. The Company’s installment payments would be limited to 20 years if the Company is not part of, or the UFCW Midwest Plan does not experience, a mass withdrawal. Upon the Safeway acquisition, the Company recorded a $221.8 million multiemployer pension withdrawal liability related to Safeway’s withdrawal from these plans, a difference of $288.2 million from the maximum withdrawal liability. The Company’s current estimate of the withdrawal liability is based on the fact that a mass withdrawal from the UFCW Midwest Plan has not occurred and the Company’s management’s belief that a mass withdrawal liability is remote. The Company is also disputing in arbitration certain factors used to determine the allocation of the unfunded vested benefits and therefore the annual pension payment installments due to the UFCW Midwest Plan. The Company’s estimated liability reflects the Company’s best estimate of the probable outcome of this arbitration. Based on the current facts and circumstances, the Company believes it is reasonably possible that the estimated liability could change from the amount currently recorded as a result of the arbitration, but because the Company’s management believes that a mass withdrawal from the UFCW Midwest Plan is remote, it believes the payment of the maximum liability of approximately $510.0 million is also remote. The amount of the withdrawal liability recorded as of February 25, 2017 with respect to the Dominick’s division was $180.1 million, primarily reflecting minimum required payments made subsequent to the date of consummation of the Safeway acquisition

The number of employees covered by the Company’s multiemployer plans increased significantly from February 28, 2015 to February 27, 2016 affecting the year-to-year comparability of the contributions. The increase in employees covered is a direct result of the Safeway acquisition.

The following tables contain information about the Company’s multiemployer plans:

	EIN - PN	Pension Protection Act zone status(1)		Company’s 5% of total plan contributions		FIP/RP status pending/implemented
Pension fund		2016	2015	2015	2014
UFCW-Northern California Employers Joint Pension Trust Fund	946313554-001	Red	Red	Yes	Yes	Implemented
Western Conference of Teamsters Pension Plan	916145047-001	Green	Green	No	No	No
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan(2)	951939092-001	Red	Red	Yes	Yes	Implemented
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	526128473-001	Red	Red	Yes	No	Implemented
Sound Retirement Trust (formerly Retail Clerks Pension Trust)(3)	916069306-001	Red	Red	Yes	Yes	Implemented
Bakery and Confectionery Union and Industry International Pension Fund	526118572-001	Red	Red	Yes	Yes	Implemented
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	236396097-001	Red	Red	Yes	Yes	Implemented
Southern California United Food & Commercial Workers Unions and Drug Employers Pension Fund	516029925-001	Red	Red	Yes	No	Implemented
Rocky Mountain UFCW Unions & Employers Pension Plan	846045986-001	Green	Green	Yes	Yes	No
UFCW Local 152 Retail Meat Pension Fund(4)	236209656-001	Red	Red	Yes	Yes	Implemented
Desert States Employers & UFCW Unions Pension Plan	846277982-001	Green	Green	Yes	Yes	No
UFCW International Union - Industry Pension Fund(4)	516055922-001	Green	Green	No	No	No
Mid Atlantic Pension Fund	461000515-001	Green	Green	Yes	Yes	No
Retail Food Employers and UFCW Local 711 Pension Trust Fund	516031512-001	Red	Red	Yes	Yes	Implemented
Oregon Retail Employees Pension Trust	936074377-001	Green	Green	Yes	Yes	No

	Contributions of Company (in millions)			Surcharge imposed(5)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)(6)
Pension fund	2016	2015	2014				Count	Expiration
UFCW-Northern California Employers Joint Pension Trust Fund	$98.9	$90.2	$7.2	No	8/29/2015 to 8/3/2019	42	34	10/13/2018
Western Conference of Teamsters Pension Plan	$59.1	$57.0	$14.0	No	9/20/2014 to 7/28/2023	55	17	9/20/2020
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan	$52.4	$84.3	$35.3	No	5/8/2016 to 3/3/2019	17	12	3/3/2019
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	$33.8	$19.7	$3.6	No	02/25/2017 to 10/26/2019	18	14	10/26/2019
Sound Retirement Trust (formerly Retail Clerks Pension Trust)	$33.1	$22.3	$6.3	No	6/7/2014 to 3/18/2020	78	10	5/4/2019
Bakery and Confectionery Union and Industry International Pension Fund	$17.1	$15.7	$1.9	No	9/3/2011 to 5/14/2019	68	27	9/3/2017
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	$16.7	$14.8	$14.5	No	2/2/2016 to 1/31/2018	4	1	1/31/2018
Southern California United Food & Commercial Workers Unions and Drug Employers Pension Fund	$12.7	$1.1	$—	No	3/3/2019 to 3/3/2019	22	22	3/3/2019
Rocky Mountain UFCW Unions & Employers Pension Plan	$11.0	$10.6	$2.1	No	9/12/2015 to 11/23/2019	57	17	2/23/2019
UFCW Local 152 Retail Meat Pension Fund(6)	$10.8	$9.1	$7.8	No	5/3/2016 to 5/4/2016	2	1	5/4/2016
Desert States Employers & UFCW Unions Pension Plan	$9.1	$9.1	$1.1	No	6/19/2018 to 10/24/2020	16	11	10/24/2020
UFCW International Union—Industry Pension Fund	$8.6	$7.8	$5.0	No	9/5/2015 to 10/24/2020	20	14	6/9/2018
Mid Atlantic Pension Fund	$6.9	$6.6	$—	No	2/25/2017 to 10/26/2019	7	5	10/26/2019
Retail Food Employers and UFCW Local 711 Pension Trust Fund	$5.4	$5.8	$4.1	No	4/9/2017 to 3/3/2019	7	2	3/3/2019
Oregon Retail Employees Pension Trust	$2.3	$5.5	$1.3	No	6/21/2017 to 12/6/2019	46	13	11/13/2018
Other funds	$21.2	$20.2	$9.2

Total Company contributions to U.S. multiemployer pension plans	$399.1	$379.8	$113.4

(1)	PPA established three categories (or “zones”) of plans: (1) “Green Zone” for healthy; (2) “Yellow Zone” for endangered; and (3) “Red Zone” for critical. These categories are based upon the funding ratio of the plan assets to plan liabilities. In general, Green Zone plans have a funding ratio greater than 80%, Yellow Zone plans have a funding ratio between 65—79%, and Red Zone plans have a funding ratio less than 65%.
(2)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at March 31, 2016 and March 31, 2015.
(3)

Sound Retirement Trust information includes former Washington Meat Industry Pension Trust due to merger into Sound Retirement Trust, effective June 30, 2014. The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at September 30, 2015 and September 30, 2014.

(4)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at June 30, 2015 and June 30, 2014.
(5)	Under the PPA, a surcharge may be imposed when employers make contributions under a collective bargaining agreement that is not in compliance with a rehabilitation plan. As of February 25, 2017, the collective bargaining agreements under which the Company was making contributions were in compliance with rehabilitation plans adopted by the applicable pension fund.
(6)	These columns represent the number of most significant collective bargaining agreements aggregated by common expiration dates for each of the Company’s pension funds listed above.

Collective Bargaining Agreements

As of February 25, 2017, the Company had approximately 273,000 employees, of which approximately 170,000 were covered by collective bargaining agreements. During fiscal 2016, collective bargaining agreements covering approximately 82,000 employees were renegotiated. During fiscal 2017, 103 collective bargaining agreements covering approximately 10,000 employees are scheduled to expire.

Multiemployer Health and Welfare Plans

The Company makes contributions to multiemployer health and welfare plans in amounts set forth in the related collective bargaining agreements. These plans provide medical, dental, pharmacy, vision, and other ancillary benefits to active employees and retirees as determined by the trustees of each plan. The vast majority of the Company’s contributions covers active employees and as such, may not constitute contributions to a postretirement benefit plan. However, the Company is unable to separate contribution amounts to postretirement benefit plans from contribution amounts paid to active plans. Total contributions to multiemployer health and welfare plans were $1,158.6 million, $1,100.7 million and $316.2 million for fiscal 2016, 2015 and 2014, respectively.

Defined Contribution Plans and Supplemental Retirement Plans

Many of the Company’s employees are eligible to contribute a percentage of their compensation to defined contribution plans (“401(k) Plans”). Participants in the 401(k) Plans may become eligible to receive a profit-sharing allocation in the form of a discretionary Company contribution based on employee compensation. In addition, the Company may also provide matching contributions based on the amount of eligible compensation contributed by the employee. The Company provides supplemental retirement benefits through the Albertson’s LLC Executive Deferred Compensation Makeup Plan and the United Supplemental Plan, which provide certain key employees with retirement benefits that supplement those provided by the 401(k) Plans. All Company contributions to the 401(k) Plans are made at the discretion of the Company’s Board of Managers. Total contributions for these plans were $38.8 million, $37.9 million and $37.0 million for fiscal 2016, 2015 and 2014, respectively.

On October 10, 2014, the Company’s parent, AB Acquisition, with the unanimous consent of the plan participants, terminated its LTIPs. The termination of this plan resulted in a charge totaling $78.0 million, which was recorded as compensation expense during the fiscal year ended February 28, 2015. In connection with the termination, certain plan participants were required to purchase equity of AB Acquisition at an amount equal to 50.0% of their LTIPs payouts upon closing of the Safeway acquisition. The total value of equity purchased by these plan participants was approximately $33.2 million.